Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 506	$ 557	$ 1,807	$ 1,677
TiO2
Disaggregation of Revenue [Line Items]
Revenues	361	430	1,357	1,259
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	73	74	238	222
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	31	29	104	100
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	41	24	108	87
Water Treatment
Disaggregation of Revenue [Line Items]
Revenues		0		9
Europe
Disaggregation of Revenue [Line Items]
Revenues	192	265	801	810
North America
Disaggregation of Revenue [Line Items]
Revenues	193	136	535	411
APAC
Disaggregation of Revenue [Line Items]
Revenues	82	110	328	321
Other
Disaggregation of Revenue [Line Items]
Revenues	39	46	143	135
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	361	430	1,357	1,259
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	361	430	1,357	1,259
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	148	217	648	647
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	117	81	318	236
Titanium Dioxide | APAC
Disaggregation of Revenue [Line Items]
Revenues	61	90	261	254
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	35	42	130	122
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	145	127	450	418
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	73	74	238	222
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	31	29	104	100
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	41	24	108	87
Performance Additives | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues		0		9
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	44	48	153	163
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	76	55	217	175
Performance Additives | APAC
Disaggregation of Revenue [Line Items]
Revenues	21	20	67	67
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 4	$ 4	$ 13	$ 13